Investments in joint ventures	6 Months Ended
Jun. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
13. Investments in joint ventures

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Accumulated losses of joint ventures	$19,526	$25,886

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of Neptune) and SRV Joint Gas Two Ltd. (owner of GDF Suez Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2017	2016	2017	2016
Time charter revenues	$20,449	20,757	42,297	$42,235
Operating expenses	(3,967)	(3,815)	(9,205)	(8,202)
Depreciation and amortization	(5,106)	(4,905)	(10,142)	(9,818)
Operating income	11,376	12,037	22,950	24,215
Unrealized gain (loss) on derivative instruments	(1,570)	(8,347)	3,422	(26,332)
Other financial expense, net	(6,858)	(7,576)	(13,962)	(15,340)
Net income (loss)	$2,948	(3,886)	12,410	$(17,457)
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	1,474	(1,943)	6,205	(8,729)
Eliminations	77	77	155	154
Equity in earnings (losses) of joint ventures	$1,551	(1,866)	6,360	$(8,575)

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Cash and cash equivalents	$3,208	$9,506
Restricted cash	8,583	8,458
Other current assets	3,783	4,492
Total current assets	15,574	22,456
Restricted cash	25,141	25,107
Vessels, net of accumulated depreciation	557,779	567,187
Total long-term assets	582,920	592,294
Current portion of long-term debt	24,242	23,503
Amounts and loans due to owners and affiliates	9,209	13,654
Derivative instruments	14,238	13,588
Other current liabilities	14,846	20,145
Total current liabilities	62,535	70,890
Long-term debt	441,826	453,957
Loans due to owners and affiliates	—	1,887
Derivative instruments	75,461	79,533
Other long-term liabilities	40,707	42,929
Total long-term liabilities	557,994	578,306
Net liabilities	$(22,035)	$(34,446)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(11,018)	(17,223)
Eliminations	(8,508)	(8,663)
Accumulated losses of joint ventures	$(19,526)	$(25,886)